Stock Options - Disclosure of incentive stock options granted under plan (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares	Jun. 30, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,472,661
Granted	20,000
Exercised	0
Forfeited or Expired	(69,392)
Ending balance	2,423,269	2,472,661
Total exercisable	1,711,798	1,711,798	1,711,798
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 9.62
Weighted Average Exercise Price, Granted | $ / shares	0
Weighted Average Exercise Price, Exercised | $ / shares	0
Weighted Average Exercise Price, Forfeited or Expired | $ / shares	9.91
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 9.58	$ 9.62
Weighted Average Remaining Life	3 years	3 years 2 months 12 days
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.59
Beginning balance	238,212
Granted	0
Exercised	0
Forfeited or Expired	(3,571)
Ending balance	234,641	238,212
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 8.32
Beginning balance	50,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	50,000	50,000
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.9
Beginning balance	14,999
Granted	0
Exercised	0
Forfeited or Expired	(3,571)
Ending balance	11,428	14,999
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 20
Beginning balance	300,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	300,000	300,000
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			20
Beginning balance	20,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	20,000	20,000
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 19.62
Beginning balance	63,700
Granted	0
Exercised	0
Forfeited or Expired	(8,500)
Ending balance	55,200	63,700
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 16.45
Beginning balance	523,250
Granted	0
Exercised	0
Forfeited or Expired	(23,750)
Ending balance	499,500	523,250
July 4, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.25
Beginning balance	15,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	15,000	15,000
November 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares			$ 2.46
Beginning balance	10,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	10,000	10,000
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.8
Beginning balance	632,500
Granted	0
Exercised	0
Forfeited or Expired	(20,000)
Ending balance	612,500	632,500
March 27, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.72
Beginning balance	605,000
Granted	0
Exercised	0
Forfeited or Expired	(10,000)
Ending balance	595,000	605,000
June 28, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 1.4
Beginning balance	0
Granted	20,000
Exercised	0
Forfeited or Expired	0
Ending balance	20,000	0